THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value

CONSUMER DISCRETIONARY — 5.8%

Bowlero, Cl A	1,155,000	$15,823,500

European Wax Center, Cl A *	1,535,000	19,924,300

Leslie’s *	1,830,000	11,895,000

Ollie’s Bargain Outlet Holdings *	210,000	16,709,700

Planet Fitness, Cl A *	485,000	30,375,550

Sally Beauty Holdings *	1,575,000	19,561,500

Shake Shack, Cl A *	290,000	30,168,700

		144,458,250

CONSUMER STAPLES — 12.6%

Central Garden & Pet, Cl A *	943,750	34,843,250

Freshpet *	490,000	56,771,400

J&J Snack Foods	150,000	21,684,000

Lancaster Colony	245,000	50,869,350

MGP Ingredients	565,000	48,663,450

Simply Good Foods *	1,605,000	54,618,150

Utz Brands, Cl A	2,090,440	38,547,713

Vita Coco *	305,000	7,451,150

		313,448,463

FINANCIALS — 16.9%

AMERISAFE	350,000	17,559,500

BancFirst	230,000	20,246,900

BRP Group, Cl A *	1,655,000	47,895,700

Cullen/Frost Bankers	480,000	54,033,600

First Financial Bankshares	1,369,055	44,918,695

German American Bancorp	570,000	19,744,800

Palomar Holdings *	545,000	45,687,350

PJT Partners	184,685	17,408,408

Selective Insurance Group	405,000	44,213,850

ServisFirst Bancshares	590,000	39,152,400

Skyward Specialty Insurance Group *	580,000	21,697,800

Stock Yards Bancorp	480,000	23,476,800

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued

WSFS Financial	525,000	$23,698,500

		419,734,303

HEALTH CARE — 19.5%

AtriCure *	1,100,000	33,462,000

Axonics *	365,000	25,174,050

CONMED	530,000	42,442,400

Globus Medical, Cl A *	1,025,000	54,981,000

Inspire Medical Systems *	265,000	56,919,350

Integra LifeSciences Holdings *	1,105,000	39,172,250

iRhythm Technologies *	235,000	27,260,000

Neogen *	2,280,000	35,978,400

Omnicell *	715,000	20,899,450

Penumbra *	185,000	41,288,300

Phreesia *	510,000	12,204,300

PROCEPT BioRobotics *	640,000	31,628,800

SI-BONE *	1,000,000	16,370,000

Tandem Diabetes Care *	620,000	21,954,200

Veracyte *	1,110,000	24,597,600

		484,332,100

INDUSTRIALS — 19.5%

Albany International, Cl A	410,000	38,339,100

Barnes Group	330,000	12,259,500

Enerpac Tool Group, Cl A	1,310,000	46,714,600

Esab	123,766	13,684,807

ESCO Technologies	495,000	52,989,750

Hayward Holdings *	2,535,000	38,810,850

John Bean Technologies	635,000	66,605,150

Montrose Environmental Group *	550,000	21,543,500

MSA Safety	290,000	56,141,100

RB Global	465,000	35,419,050

RBC Bearings *	145,000	39,200,750

Standex International	261,955	47,733,440

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued

Transcat *	140,000	$15,600,200

		485,041,797

INFORMATION TECHNOLOGY — 20.3%

Asana, Cl A *	1,655,000	25,635,950

Box, Cl A *	1,255,000	35,541,600

Braze, Cl A *	850,000	37,655,000

CommVault Systems *	340,000	34,486,200

Freshworks, Cl A *	2,225,000	40,517,250

HashiCorp, Cl A *	740,000	19,943,000

Novanta *	210,000	36,701,700

Nutanix, Cl A *	580,000	35,797,600

Pure Storage, Cl A *	1,675,000	87,083,250

Q2 Holdings *	565,000	29,696,400

Smartsheet, Cl A *	1,125,000	43,312,500

Tenable Holdings *	649,412	32,100,435

Workiva, Cl A *	550,000	46,640,000

		505,110,885

MATERIALS — 3.4%

Innospec	200,000	25,788,000

Sensient Technologies	540,000	37,362,600

TriMas	790,000	21,116,700

		84,267,300

TOTAL COMMON STOCK (Cost $1,954,341,264)		2,436,393,098

CASH EQUIVALENTS** — 2.2%

Fidelity Investments - Money Market Treasury Only, Cl I, 5.190%	20,000,000	20,000,000

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND MARCH 31, 2024 (Unaudited)

CASH EQUIVALENTS** — continued

	Shares	Value

Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 5.162%	35,105,970	$35,105,970

TOTAL CASH EQUIVALENTS (Cost $55,105,970)		55,105,970

TOTAL INVESTMENTS — 100.2% (Cost $2,009,447,234)		$2,491,499,068

Percentages are based on Net Assets of $2,486,580,723.

* Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2024.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-001-3900

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%

	Shares	Value

CONSUMER DISCRETIONARY — 8.1%

Advance Auto Parts	730,000	$62,115,700

Bath & Body Works	2,300,000	115,046,000

Domino’s Pizza	75,000	37,266,000

Leslie’s *	4,900,500	31,853,250

Planet Fitness, Cl A *	1,100,000	68,893,000

Tractor Supply	330,000	86,367,600

Ulta Beauty *	145,000	75,817,600

		477,359,150

CONSUMER STAPLES — 12.1%

Brown-Forman, Cl B	1,805,000	93,174,100

Clorox	765,000	117,129,150

Freshpet *	1,230,000	142,507,800

Hormel Foods	2,415,000	84,259,350

JM Smucker	715,000	89,997,050

Lamb Weston Holdings	605,000	64,450,650

McCormick	1,575,000	120,975,750

		712,493,850

FINANCIALS — 14.7%

Arthur J Gallagher	305,000	76,262,200

Cullen/Frost Bankers	995,000	112,007,150

Everest Re Group	450,000	178,875,000

FactSet Research Systems	175,000	79,518,250

Kinsale Capital Group	120,000	62,968,800

Ryan Specialty Holdings, Cl A	2,420,000	134,310,000

Toast, Cl A *	4,970,000	123,852,400

Tradeweb Markets, Cl A	905,000	94,273,850

		862,067,650

HEALTH CARE — 23.0%

Agilent Technologies	210,000	30,557,100

Align Technology *	270,000	88,538,400

Bio-Techne	1,375,000	96,786,250

5	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued

Cooper	880,000	$89,284,800

DENTSPLY SIRONA	2,100,000	69,699,000

Dexcom *	1,005,000	139,393,500

Edwards Lifesciences *	1,455,000	139,039,800

Exact Sciences *	1,105,000	76,311,300

IDEXX Laboratories *	45,000	24,296,850

Mettler-Toledo International *	65,000	86,533,850

Penumbra *	305,000	68,069,900

Repligen *	285,000	52,417,200

STERIS PLC	510,000	114,658,200

Veeva Systems, Cl A *	495,000	114,686,550

Waters *	375,000	129,086,250

West Pharmaceutical Services	85,000	33,635,350

		1,352,994,300

INDUSTRIALS — 17.9%

AMETEK	1,020,000	186,558,000

Axon Enterprise *	110,000	34,416,800

Fortive	2,450,000	210,749,000

Graco	683,165	63,848,601

IDEX	355,000	86,627,100

Nordson	420,000	115,306,800

Rockwell Automation	420,000	122,358,600

Toro	1,335,000	122,326,050

Xylem	850,000	109,854,000

		1,052,044,951

INFORMATION TECHNOLOGY — 20.1%

Akamai Technologies *	665,000	72,325,400

ANSYS *	185,500	64,398,180

Autodesk *	110,000	28,646,200

Confluent, Cl A *	2,320,000	70,806,400

Keysight Technologies *	645,000	100,865,100

MongoDB, Cl A *	270,000	96,832,800

Nutanix, Cl A *	1,370,000	84,556,400

6	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

Okta, Cl A *	1,915,000	$200,347,300

Palo Alto Networks *	230,000	65,349,900

Pure Storage, Cl A *	3,625,000	188,463,750

Synopsys *	120,000	68,580,000

Workday, Cl A *	275,000	75,006,250

Zscaler *	350,000	67,420,500

		1,183,598,180

TOTAL COMMON STOCK (Cost $4,022,962,577)		5,640,558,081

CASH EQUIVALENTS** — 3.4%

Fidelity Investments - Money Market Treasury Only, Cl I, 5.190%	20,000,000	20,000,000

Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 5.162%	182,744,819	182,744,819

TOTAL CASH EQUIVALENTS (Cost $202,744,819)		202,744,819

TOTAL INVESTMENTS — 99.3% (Cost $4,225,707,396)		$5,843,302,900

Percentages are based on Net Assets of $5,881,856,812.

* Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2024.

Cl — Class

PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-002-3200

7	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND MARCH 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%

	Shares	Value

CONSUMER DISCRETIONARY — 7.9%

Tractor Supply	475	$124,317

Ulta Beauty *	160	83,661

		207,978

FINANCIALS — 8.4%

Everest Re Group	315	125,212

Ryan Specialty Holdings, Cl A	800	44,400

Tradeweb Markets, Cl A	480	50,002

		219,614

HEALTH CARE — 26.2%

Bio-Techne	1,765	124,238

Dexcom *	1,135	157,425

Mettler Toledo International *	110	146,442

Veeva Systems, Cl A *	510	118,162

Waters *	410	141,134

		687,401

INDUSTRIALS — 21.9%

AMETEK	700	128,030

Fortive	2,045	175,911

IDEX	540	131,771

Rockwell Automation	475	138,381

		574,093

INFORMATION TECHNOLOGY — 33.2%

Autodesk *	340	88,543

MongoDB, Cl A *	250	89,660

Okta, Cl A *	1,300	136,006

Pure Storage, Cl A *	3,385	175,986

ServiceNow *	160	121,984

Synopsys *	190	108,585

Workday, Cl A *	295	80,461

8	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN STRATEGIC FOCUS FUND MARCH 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

Zscaler *	360	$69,347

		870,572

TOTAL COMMON STOCK (Cost $2,110,634)		2,559,658

CASH EQUIVALENT** — 3.5%

Fidelity Investments - Money Market Treasury Only, Cl I, 5.190%	90,523	90,523

TOTAL CASH EQUIVALENT (Cost $90,523)		90,523

TOTAL INVESTMENTS — 101.1% (Cost $2,201,157)		$2,650,181

Percentages are based on Net Assets of $2,621,241.

* Non-income producing security.

** Rate reported is the 7-day effective yield as of March 31, 2024.

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CSC-QH-003-0100

9	CHAMPLAIN INVESTMENT	PARTNERS